SUBSEQUENT EVENTS (Details) In Thousands, unless otherwise specified	12 Months Ended		0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jan. 06, 2013 Subsequent Event Long-term loan entered into January 6, 2013 Agricultural Bank of China USD ($)	Jan. 06, 2013 Subsequent Event Long-term loan entered into January 6, 2013 Agricultural Bank of China CNY	Mar. 27, 2013 Subsequent Event Banking facility entered into March 27, 2013 IEL USD ($)	Mar. 27, 2013 Subsequent Event Banking facility entered into March 27, 2013 IEL CNY	Mar. 29, 2013 Subsequent Event Banking facility entered into March 29, 2013 Agricultural Bank of China USD ($)	Mar. 29, 2013 Subsequent Event Banking facility entered into March 29, 2013 Agricultural Bank of China CNY
Subsequent Event
Long-term loan obtained			$ 795	5,000	$ 25,455	160,000	$ 14,319	90,000
Premium over benchmark interest rate (as a percent)			10.00%	10.00%
Benchmark rate used for long-term loans	People's Bank of China	People's Bank of China	People's Bank of China	People's Bank of China
Benchmark rate (as a percent)			7.205%	7.205%